Consolidated statement of changes in equity - EUR (€) € in Millions	Equity attributable to the owners	Share capital	Additional paid-in capital. [1]	Treasury shares.	Accumulated comprehensive losses [2]	Non-controlling interests.	Total
1 April brought forward at Mar. 31, 2020	€ 61,410	€ 4,797	€ 152,629	€ (7,802)	€ (88,214)	€ 1,215	€ 62,625
Issue of reissue of shares	3		(1,943)	2,033	(87)		3
Share-based payments	126		126			10	136
Transactions with non-controlling shareholders in subsidiaries	1,149				1,149	748	1,897
Comprehensive (expense)/income	(4,069)				(4,069)	423	(3,646)
Dividends	(2,412)				(2,412)	(384)	(2,796)
Purchase of treasury shares	(403)			(403)			(403)
31 March at Mar. 31, 2021	55,804	4,797	150,812	(6,172)	(93,633)	2,012	57,816
Issue of reissue of shares			(1,902)	2,000	(98)
Share-based payments	108		108			11	119
Transactions with non-controlling shareholders in subsidiaries	(38)				(38)	237	199
Comprehensive (expense)/income	4,402				4,402	562	4,964
Dividends	(2,483)				(2,483)	(532)	(3,015)
Purchase of treasury shares	(3,106)			(3,106)			(3,106)
31 March at Mar. 31, 2022	€ 54,687	€ 4,797	€ 149,018	€ (7,278)	€ (91,850)	€ 2,290	€ 56,977

[1]	Includes share premium, capital reserve, capital redemption reserve, merger reserve and share-based payment reserve. The merger reserve was derived from acquisitions made prior to 31 March 2004 and subsequently allocated to additional paid-in capital on adoption of IFRS.
[2]	Includes accumulated losses and accumulated other comprehensive income.